Forester Value Fund | Class N
Investment Objective
THE FORESTER VALUE FUND (the "Fund") seeks maximum long-term capital growth.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Forester Value Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Forester Value Fund Class N
Management Fees		0.89%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		0.11%
Acquired Fund Fees and Expenses		none
Total Annual Fund Operating Expenses	[1]	1.25%
[1]	The Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other mutual funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Forester Value Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	- 1 Year -	- 3 Years -	- 5 Years -	- 10 Years -
Forester Value Fund | Class N | USD ($)	127	397	686	1,511

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13.72% of the average value of its portfolio.

Principal Investment Strategies

THE FORESTER VALUE FUND invests in the stocks of large U.S. companies that it believes are undervalued and have great appreciation potential. It may also take defensive positions when the manager believes that the overall stock market is highly valued or that market conditions warrant it.

The Fund generally purchases a stock only at a price Forester Capital Management ("Forester Capital"), the Fund’s investment manager (the “manager”), deems significantly below the intrinsic value of the company - Forester Capital's estimate of the amount a buyer would pay to own the entire company. Forester Capital performs its own fundamental analysis of the company.

The Fund places special focus on companies whose current market prices are low in relation to earnings and have great appreciation potential. In addition to stocks with low prices relative to earnings, Forester Capital also considers factors such as the following about the issuer:

- Book-to-market value

- Price-to-cash flow ratio

- Price-to-sales ratio

- Earnings estimates for the next 12 months

- Five-year return on equity

Under normal market conditions, the fund invests at least 65% of its net assets (at market value at the time of purchase) in the common stocks of large companies that have market capitalizations greater than $5.0 billion. The fund may emphasize sectors more or less than the S&P 500. The Fund may also invest in stock index options.

The Fund may sell a stock when Forester Capital thinks the stock is too expensive compared to Forester Capital's estimate of the company's intrinsic value, changing circumstances affect the original reasons for a company's purchase, a company exhibits deteriorating fundamentals or more attractive alternatives exist.

MARKET EXPOSURE. In order to try to enhance returns, the manager may vary the Fund's exposure to the overall stock market. The manager may reduce market exposure when the manager believes that the overall stock market is highly valued or that market conditions warrant it. During these defensive periods, the Fund may invest some or all of its assets in stock index options, money market funds, U.S. Treasury or U.S. Agency fixed income instruments with a maturity of less than five years.

Principal Risks

Like all mutual funds that invest in stocks, the Forester Funds take investment risks and it is possible for you to lose money by investing in the Fund. The manager's ability to choose suitable investments for the Fund has a significant impact on the Fund's ability to achieve its investment objective. The principal factors that might reduce the Fund's return include:

Stock Market Risk: The Fund invests primarily in common stocks and other equity securities. Over time, stocks have shown greater growth than other types of securities. In the short-term, however, stock prices fluctuate widely in response to company, market, economic or other news.

Value Investing Risk: From time to time "value" investing falls out of favor with investors. When it does, there is the risk that the market will not recognize a company's improving fundamentals as quickly as it normally would. During these periods, the Fund's relative performance may suffer.

Emphasize Sector Risk: If the Fund has a higher percentage of its total assets invested in a particular sector, changes affecting that sector may have a significant impact on the Fund's overall portfolio.

Varying Market Exposure Risk: If the Fund is in a defensive or offensive position, the Fund may not go in the same direction as the market and the Fund's performance may suffer.

Large-Size Company Risks: The Fund normally invests the majority of its assets in larger companies. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Options Risk: The primary risks associated with options investments are: (1) the risk that changes in the value of the investment will not correlate to changes in the value of the underlying security, which may result in imperfect hedging of a portfolio position, (2) options are more volatile than stocks and therefore may be subject to disproportionately larger gains or losses; and (3) the risk that the use of an option strategy to enhance the return of a portfolio will fail, with negative consequences to the Fund. Put options may not go in the same direction as the market and the Fund’s performance may suffer. Accordingly, the Fund will limit its exposure to options to 5% of the value of the portfolio, based on the cost of the options, at any one time.

Fixed Income Risk: The primary risk associated with fixed income are: (1) the fixed income instrument may not go in the same direction as the market and the Fund’s performance may suffer; (2) interest rates may rise, reducing the principal value of the instrument; and (3) the credit rating of the U.S. Agency instrument may materially differ from a similar U.S. Treasury.

Turnover Risk: Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized short-term capital gains or losses, which may affect the taxes you pay as a Fund shareholder. Short-term capital gains are taxed as ordinary income under federal income tax laws.

An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other Government agency.

Because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that will increase and decrease in value should not invest in the Fund.

FUND PERFORMANCE - Class N Shares

The Bar Chart and Table set out below help show the returns and risks of investing in the Fund. They show changes in the Fund’s calendar year performance over the last ten years and compare the Fund’s average annual returns for periods of one year, five years and ten years to an appropriate index during corresponding periods. You should be aware that the Fund’s past performance (before and after taxes) is no guarantee or indication that the Fund will perform similarly in the future.

The year-to-date return for Class N shares as of June 30, 2015, was -3.00%

From 1/01/2000 through 12/31/2014, the Fund's Class N highest and lowest quarterly returns were 22.10% and -10.15%, respectively, for the quarters ended September 30, 2004 and December 31, 2008.

Average Annual Total Returns

The table below shows the Fund's Class N shares average annual total returns (before and after taxes) and the change in value of a broad-based market index over various periods ended December 31, 2014. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of broad measure of market’s performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but do not include the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA account), or to investors that are tax-exempt.

Average Annual Total Returns (for periods ended December 31, 2014)
Average Annual Total Returns - Forester Value Fund - Class N	1 Year	5 Years	10 Years
Total	3.16%	2.49%	3.03%
After Taxes on Distributions	2.88%	2.19%	2.47%
After Taxes on Distributions and Sales	1.79%	1.80%	2.13%
S&P 500 Index (index reflects no deduction for fees, expenses or taxes)	13.68%	15.45%	7.68%

Forester Value Fund | Class I
Investment Objective
THE FORESTER VALUE FUND (the "FUND") seeks maximum long-term capital growth.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Forester Value Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Forester Value Fund Class I
Management Fees		0.89%
Other Expenses		0.10%
Acquired Fund Fees and Expenses		none
Total Annual Fund Operating Expenses	[1]	0.99%
[1]	The Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other mutual funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Forester Value Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	- 1 Year -	- 3 Years -	- 5 Years -	- 10 Years -
Forester Value Fund | Class I | USD ($)	101	315	547	1,213

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13.72% of the average value of its portfolio.

Principal Investment Strategies

THE FORESTER VALUE FUND invests in the stocks of large U.S. companies that it believes are undervalued and have great appreciation potential. It may also take defensive positions when the manager believes that the overall stock market is highly valued or that market conditions warrant it.

The Fund generally purchases a stock only at a price Forester Capital Management ("Forester Capital"), the Fund’s investment manager (the “manager”), deems significantly below the intrinsic value of the company - Forester Capital's estimate of the amount a buyer would pay to own the entire company. Forester Capital performs its own fundamental analysis of the company.

The Fund places special focus on companies whose current market prices are low in relation to earnings and have great appreciation potential. In addition to stocks with low prices relative to earnings, Forester Capital also considers factors such as the following about the issuer:

- Book-to-market value

- Price-to-cash flow ratio

- Price-to-sales ratio

- Earnings estimates for the next 12 months

- Five-year return on equity

Under normal market conditions, the fund invests at least 65% of its net assets (at market value at the time of purchase) in the common stocks of large companies that have market capitalizations greater than $5.0 billion. The fund may emphasize sectors more or less than the S&P 500. The Fund may also invest in stock index options.

The Fund may sell a stock when Forester Capital thinks the stock is too expensive compared to Forester Capital's estimate of the company's intrinsic value, changing circumstances affect the original reasons for a company's purchase, a company exhibits deteriorating fundamentals or more attractive alternatives exist.

MARKET EXPOSURE: In order to try to enhance returns, the manager may vary the Fund's exposure to the overall stock market. The manager may reduce market exposure when the manager believes that the overall stock market is highly valued or that market conditions warrant it. During these defensive periods, the Fund may invest some or all of its assets in stock index options, money market funds, U.S. Treasury, or U.S. Agency fixed income instruments with a maturity of less than five years.

Principal Risks

Like all mutual funds that invest in stocks, the Forester Funds take investment risks and it is possible for you to lose money by investing in the Fund. The manager's ability to choose suitable investments for the Fund has a significant impact on the Fund's ability to achieve its investment objective. The principal factors that might reduce the Fund's return include:

Stock Market Risk: The Fund invests primarily in common stocks and other equity securities. Over time, stocks have shown greater growth than other types of securities. In the short-term, however, stock prices fluctuate widely in response to company, market, economic or other news.

Value Investing Risk: From time to time "value" investing falls out of favor with investors. When it does, there is the risk that the market will not recognize a company's improving fundamentals as quickly as it normally would. During these periods, the Fund's relative performance may suffer.

Emphasize Sector: If the Fund has a higher percentage of its total assets invested in a particular sector, changes affecting that sector may have a significant impact on the Fund's overall portfolio.

Varying Market Exposure: If the Fund is in a defensive or offensive position, the Fund may not go in the same direction as the market and the Fund's performance may suffer.

Large-Size Company Risks: The Fund normally invests the majority of its assets in larger companies. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Options Risk: The primary risks associated with options investments are: (1) the risk that changes in the value of the investment will not correlate to changes in the value of the underlying security, which may result in imperfect hedging of a portfolio position, (2) options are more volatile than stocks and therefore may be subject to disproportionately larger gains or losses; and (3) the risk that the use of an option strategy to enhance the return of a portfolio will fail, with negative consequences to the Fund. Put options may not go in the same direction as the market and the Fund’s performance may suffer. Accordingly, the Fund will limit its exposure to options to 5% of the value of the portfolio, based on the cost of the options, at any one time.

Fixed Income Risk: The primary risk associated with fixed income are: (1) the fixed income instrument may not go in the same direction as the market and the Fund’s performance may suffer; (2) interest rates may rise, reducing the principal value of the instrument; and (3) the credit rating of the U.S. Agency instrument may materially differ from a similar U.S. Treasury.

Turnover Risk: Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized short-term capital gains or losses, which may affect the taxes you pay as a Fund shareholder. Short-term capital gains are taxed as ordinary income under federal income tax laws.

An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other Government agency.

Because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that will increase and decrease in value should not invest in the Fund.

FUND PERFORMANCE – Class I Shares

The Bar Chart and Table set out below help show the returns and risks of investing in the Fund. They show changes in the Fund’s calendar year performance over the lifetime of the Fund and compare the Fund’s average annual returns for periods of one year and since inception to an appropriate index during corresponding periods. You should be aware that the Fund’s past performance (before and after taxes) is no guarantee or indication that the Fund will perform similarly in the future.

* 2009 - For the period 6/5/09 (inception) to 12/31/09.

The year-to-date return for Class I shares as of June 30, 2015 was -2.93%.

From 6/5/09 (the share class’s inception) to 12/31/14, the highest quarterly return was 11.42% for the quarter ended 9/30/09. The lowest quarterly return was -4.75% for the quarter ended 3/31/10).

AVERAGE ANNUAL TOTAL RETURNS

The table below shows the Fund's Class I shares average annual total returns (before and after taxes) and the change in value of a broad-based market index over various periods ended December 31, 2014. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with those of a broad measure of the market’s performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but do not include the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA account), or to investors that are tax-exempt.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2014)
Average Annual Total Returns - Forester Value Fund - Class I	1 Year	5 Years	Since Inception	Inception Date
Total	3.48%	2.77%	4.98%	Jun. 05, 2009
After Taxes on Distributions	3.28%	2.49%	4.69%	Jun. 05, 2009
After Taxes on Distributions and Sales	1.97%	2.02%	3.77%	Jun. 05, 2009
S&P 500 Index (index reflects no deduction for fees, expenses or taxes)	13.68%	15.45%	17.53%	Jun. 05, 2009

Forester Value Fund | Class R
Investment Objective
THE FORESTER VALUE FUND (the "FUND") seeks maximum long-term capital growth.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Forester Value Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Forester Value Fund Class R
Management Fees		0.89%
Distribution and/or Service (12b-1) Fees		0.50%
Other Expenses		0.11%
Acquired Fund Fees and Expenses		none
Total Annual Fund Operating Expenses	[1]	1.50%
[1]	The Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other mutual funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Forester Value Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	- 1 Year -	- 3 Years -	- 5 Years -	- 10 Years -
Forester Value Fund | Class R | USD ($)	153	474	818	1,791

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13.72% of the average value of its portfolio.

Principal Investment Strategies

THE FORESTER VALUE FUND invests in the stocks of large U.S. companies that it believes are undervalued and have great appreciation potential. It may also take defensive positions when the manager believes that the overall stock market is highly valued or that market conditions warrant it.

The Fund generally purchases a stock only at a price Forester Capital Management ("Forester Capital"), the Fund’s investment manager (the “manager”), deems significantly below the intrinsic value of the company - Forester Capital's estimate of the amount a buyer would pay to own the entire company. Forester Capital performs its own fundamental analysis of the company.

The Fund places special focus on companies whose current market prices are low in relation to earnings and have great appreciation potential. In addition to stocks with low prices relative to earnings, Forester Capital also considers factors such as the following about the issuer:

- Book-to-market value

- Price-to-cash flow ratio

- Price-to-sales ratio

- Earnings estimates for the next 12 months

- Five-year return on equity

Under normal market conditions, the fund invests at least 65% of its net assets (at market value at the time of purchase) in the common stocks of large companies that have market capitalizations greater than $5.0 billion. The Fund may emphasize sectors more or less than the S&P 500. The Fund may also invest in stock index options.

The Fund may sell a stock when Forester Capital thinks the stock is too expensive compared to Forester Capital's estimate of the company's intrinsic value, changing circumstances affect the original reasons for a company's purchase, a company exhibits deteriorating fundamentals or more attractive alternatives exist.

MARKET EXPOSURE. In order to try to enhance returns, the manager may vary the Fund's exposure to the overall stock market. The manager may reduce market exposure when the manager believes that the overall stock market is highly valued or that market conditions warrant it. During these defensive periods, the Fund may invest some or all of its assets in stock index options, money market funds, U.S. Treasury or U.S. Agency fixed income instruments with a maturity of less than five years.

Principal Risks

Like all mutual funds that invest in stocks, the Forester Funds take investment risks and it is possible for you to lose money by investing in the Fund. The manager's ability to choose suitable investments for the Fund has a significant impact on the Fund's ability to achieve its investment objective. The principal factors that might reduce the Fund's return include:

Stock Market Risk: The Fund invests primarily in common stocks and other equity securities. Over time, stocks have shown greater growth than other types of securities. In the short-term, however, stock prices fluctuate widely in response to company, market, economic or other news.

Value Investing Risk: From time to time "value" investing falls out of favor with investors. When it does, there is the risk that the market will not recognize a company's improving fundamentals as quickly as it normally would. During these periods, the Fund's relative performance may suffer.

Emphasize Sector Risk: If the Fund has a higher percentage of its total assets invested in a particular sector, changes affecting that sector may have a significant impact on the Fund's overall portfolio.

Varying Market Exposure Risk: If the Fund is in a defensive or offensive position, the Fund may not go in the same direction as the market and the Fund's performance may suffer.

Large-Size Company Risk: The Fund normally invests the majority of its assets in larger companies. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Options Risk: The primary risks associated with options investments are: (1) the risk that changes in the value of the investment will not correlate to changes in the value of the underlying security, which may result in imperfect hedging of a portfolio position, (2) options are more volatile than stocks and therefore may be subject to disproportionately larger gains or losses; and (3) the risk that the use of an option strategy to enhance the return of a portfolio will fail, with negative consequences to the Fund. Put options may not go in the same direction as the market and the Fund’s performance may suffer. Accordingly, the Fund will limit its exposure to options to 5% of the value of the portfolio, based on the cost of the options, at any one time.

Fixed Income Risk: The primary risk associated with fixed income are: (1) the fixed income instrument may not go in the same direction as the market and the Fund’s performance may suffer; (2) interest rates may rise, reducing the principal value of the instrument; and (3) the credit rating of the U.S. Agency instrument may materially differ from a similar U.S. Treasury.

Turnover Risk: Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized short-term capital gains or losses, which may affect the taxes you pay as a Fund shareholder. Short-term capital gains are taxed as ordinary income under federal income tax laws.

An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other Government agency.

Because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that will increase and decrease in value should not invest in the Fund.

FUND PERFORMANCE – Class R Shares

The Bar Chart and Table set out below help show the returns and risks of investing in the Fund. They show changes in the Fund’s calendar year performance over the lifetime of the Fund and compare the Fund’s average annual returns for periods of one year and since inception (12/28/10) to an appropriate index during corresponding periods. You should be aware that the Fund’s past performance (before and after taxes) is no guarantee or indication that the Fund will perform similarly in the future.

The year-to-date return for Class R shares as of June 30, 2015, was -3.16%.

From 12/28/2010 (the share class’s inception) through 12/31/2014, the highest and lowest quarterly returns were 6.45% and -4.43%, respectively, for the quarters ended March 30, 2013 and September 30, 2011.

Average Annual Total Returns

The table below shows the Fund's Class R shares average annual total returns (before and after taxes) and the change in value of a broad-based market index over various periods ended December 31, 2014. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of broad measure of the market’s performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but do not include the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA account), or to investors that are tax-exempt.

Average Annual Total Returns (for periods ended December 31, 2014)
Average Annual Total Returns - Forester Value Fund - Class R	1 Year	Since Inception	Inception Date
Total	2.98%	1.99%	Dec. 28, 2010
After Taxes on Distributions	2.89%	1.85%	Dec. 28, 2010
After Taxes on Distributions and Sales	1.69%	1.47%	Dec. 28, 2010
S&P 500 Index (index reflects no deduction for fees, expenses or taxes)	13.68%	15.48%	Dec. 28, 2010